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                        DIRECTOR FOCUS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69475

 SUPPLEMENT DATED SEPTEMBER 20, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006
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SUPPLEMENT DATED SEPTEMBER 20, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

EFFECTIVE SEPTEMBER 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR STATEMENT OF ADDITIONAL INFORMATION:

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO: Name Change

Legg Mason Partners Variable High Yield Bond Portfolio changed its name to Legg Mason Partners Variable Global High Yield Bond Portfolio. All references in your statement of additional information to Legg Mason Partners Variable High Yield Bond Portfolio are replaced with "Legg Mason Partners Variable Global High Yield Bond Portfolio" as of that date.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6028